PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 22,485	$ 20,808
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	16,810	15,797
Depreciated cost	5,675	5,011	[1]
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	15,477	13,762
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	12,712	11,716
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,228	4,235
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	2,607	2,652
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,780	2,811
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 1,491	$ 1,429

[1]	Derived from the audited financial statements of the Company as of December 31, 2014, adjusted for the acquisition of Insseco (see note 1c).